Disclosure of Detailed Information About Trade and Other Receivables and Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables, before provision	$ 257	$ 506
Less: provision for expected credit losses	(137)	(106)
Trade receivables, net	120	400
Other receivables	11	56
Prepayments	52	49
Deferred rent	69	81
Less: amortization of deferred rent	(42)	(50)
Less: provision for doubtful deferred rent	(2)	(3)
Prepayments, net	77	77
Trade and other receivables and prepayments, net	208	533
Less: non-current portion:
Prepayments	(5)	(6)
Deferred rent, non-current	13	17
Non-current portion	(18)	(23)
Current portion	$ 190	$ 510